INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2014
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES

The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

At December 31, 2014, 2013 and 2012, the Company had the following participation in investments that are recorded using the equity method:

	2014	2013	2012
SFL West Polaris Limited	—	100.00%	100.00%
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	—
Bluelot Shipping Company Limited	—	100.00%	100.00%
SFL Corte Real Limited	—	100.00%	100.00%

The determination that Ship Finance is not the primary beneficiary of SFL Deepwater Ltd. ("SFL Deepwater"), SFL Hercules Ltd. ("SFL Hercules"), and SFL Linus Ltd. ("SFL Linus") is due to these subsidiaries each owning assets on which the underlying leases include both fixed price call options and fixed price put options or purchase obligations.

The determination that Ship Finance was not the primary beneficiary of SFL West Polaris Limited ("SFL West Polaris") was similarly due to this subsidiary owning an asset on which the underlying lease included both fixed price call options and a fixed price put option. Following the exercise of a purchase option, SFL West Polaris was sold in December 2014 - see below.

The determination that Ship Finance was not the primary beneficiary of Bluelot Shipping Company Limited ("Bluelot") and SFL Corte Real Limited ("Corte Real") was due to these subsidiaries, which did not own vessels, each having been incorporated specifically to participate in a three-party lease agreement, which could be effectively terminated by one of the other parties – see below. The three-party lease agreements were terminated in the first quarter of 2014.

SFL West Polaris was a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. ("Seadrill Polaris"), fully guaranteed by its parent company Seadrill Limited ("Seadrill"), a related party. The vessel was chartered on a bareboat basis and the terms of the charter provided the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris had a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expired in 2023. Because the main asset of SFL West Polaris was the subject of a lease which includes both fixed price call options and a fixed price put option, it was determined that this subsidiary of Ship Finance was a variable interest entity in which Ship Finance was not the primary beneficiary. In December 2014, the parent company of the charterer advised the Company of its intention to exercise a purchase option, and the transaction was effected on December 30, 2014 as a sale of SFL West Polaris. The Company recorded a gain of $6.1 million on the sale, which was recorded as "Gain on sale of investment in associated company". In December 2012, SFL West Polaris entered into a $420 million five year term loan and revolving credit facility, which was used in January 2013 to refinance the previous $700 million facility established in 2008. At December 31, 2013, the balance outstanding under the new facility was $387.0 million. Although SFL West Polaris is no longer one of its subsidiaries, the Company continues to guarantee $94.0 million of this debt at December 31, 2014, for which it receives a guarantee commission (see Note 25: Commitments and Contingent Liabilities).

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill. In September 2008, SFL Deepwater entered into a $1,400 million five year term loan facility to partly finance the acquisition of the two rigs. In June 2013, SFL Deepwater transferred one of the rigs and the corresponding lease to SFL Hercules, see below, and repaid the part of the loan facility relating to that rig. Accordingly, SFL Deepwater now holds one ultra deepwater drilling rig which is leased to Seadrill Deepwater Charterer Ltd. In October 2013, SFL Deepwater entered into a $390 million five year term loan and revolving credit facility, which was used in November 2013 to refinance the previous $1,400 million loan facility. At December 31, 2014, the balance outstanding under the new facility was $303.3 million (2013: $383.3 million), and the available amount under the revolving part of the facility was fully drawn. The Company guaranteed $85.0 million of this debt at December 31, 2014 (2013: $90.0 million). The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Hercules is a 100% owned subsidiary of Ship Finance, incorporated in 2012 for the purpose of holding an ultra deepwater drilling rig and leasing that rig to Seadrill Offshore AS, fully guaranteed by its parent company Seadrill. The rig was transferred, together with the corresponding lease, to SFL Hercules from SFL Deepwater in June 2013. In May 2013, SFL Hercules entered into a $375 million six year term loan and revolving credit facility to partly finance its acquisition of the rig from SFL Deepwater. The facility was drawn in June 2013, and at December 31, 2014, the balance outstanding under this facility was $283.7 million (2013: $361.2 million). At December 31, 2014, the available amount under the revolving part of the facility was $50.0 million (2013: $nil). The Company guaranteed $85.0 million of this debt at December 31, 2014 (2013: $90.0 million). Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation at the end of the charter, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Linus is a 100% owned subsidiary of Ship Finance, acquired from North Atlantic Drilling Ltd ("NADL"), a related party, in 2013. At December 31, 2013, SFL Linus held a newbuilding harsh environment jack-up drilling rig which upon delivery in February 2014 was leased to North Atlantic Linus Charterer Ltd., fully guaranteed by its parent company NADL. In October 2013, SFL Linus entered into a $475 million five year term loan and revolving credit facility to partly finance the acquisition of the rig. The facility was not utilized at December 31, 2013, but was drawn when the rig was delivered to SFL Linus and the charter commenced in February 2014. At December 31, 2014, the balance outstanding under this facility was $451.3 million, and the available amount under the revolving part of the facility was fully drawn. The Company guaranteed $90.0 million of this debt at December 31, 2014. In February 2015, amendments were made to the lease, whereby Seadrill replaced NADL as lease guarantor. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent units ("TEU") container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing the vessel out on a time-charter basis to CMA CGM. In November and December 2013, CMA CGM exercised its options to acquire the two vessel-owning entities, and the charter agreements were terminated in January and March 2014, respectively. The business activities of Bluelot and Corte Real were discontinued upon the re-delivery of their vessels, since when they have been fully consolidated.

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2014
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Current assets	127,268	44,297	—	38,619	44,352	—	—
Non-current assets	1,324,765	397,191	—	397,226	530,348	—	—
Total assets	1,452,033	441,488	—	435,845	574,700	—	—
Current liabilities	122,861	38,376	—	32,945	51,540	—	—
Non-current liabilities (2)	1,275,715	371,147	—	391,500	513,068	—	—
Total liabilities	1,398,576	409,523	—	424,445	564,608	—	—
Total shareholders' equity	53,457	31,965	—	11,400	10,092	—	—

	As of December 31, 2013
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Current assets (1)	205,916	94,981	34,412	56,886	—	9,780	9,857
Non-current assets	1,516,033	432,755	458,558	429,720	195,000	—	—
Total assets	1,721,949	527,736	492,970	486,606	195,000	9,780	9,857
Current liabilities	159,847	85,240	38,337	29,101	—	3,523	3,646
Non-current liabilities (2)	1,521,115	418,554	451,384	453,860	197,317	—	—
Total liabilities	1,680,962	503,794	489,721	482,961	197,317	3,523	3,646
Total shareholders' equity	40,987	23,942	3,249	3,645	(2,317)	6,257	6,211

(1)	Bluelot and Corte Real current assets at December 31, 2013, include $6.1 million and $6.0 million due from Ship Finance, respectively (see Note 23: Related party transactions).

(2)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2014, include $100.0 million (2013: $115.2 million), $135.3 million (2013: $120.1 million) and $110.7 million (2013: $195.0 million) due to Ship Finance (see Note 23: Related party transactions). SFL West Polaris non-current liabilities at December 31, 2013, includes $100.4 million due to Ship Finance (see Note 23: Related party transactions). In the year ended December 31, 2013, SFL Deepwater and SFL West Polaris paid dividends of $150.0 million (2014:$nil; 2012:$nil) and $73.0 million (2014: $nil; 2012:$nil), respectively.

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2014
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Operating revenues	108,632	24,917	22,251	24,565	33,236	1,171	2,492
Net operating revenues	105,567	24,905	22,234	24,544	33,221	232	431
Net income (3)	33,497	8,023	4,643	7,755	12,413	232	431

	Year ended December 31, 2013
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Operating revenues	122,792	46,145	23,701	13,832	—	19,490	19,624
Net operating revenues	88,121	46,109	23,681	13,808	—	2,261	2,262
Net income (3)	28,200	17,747	2,324	3,645	(38)	2,261	2,261

	Year ended December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Operating revenues	146,263	69,508	37,421	19,612	19,722
Net operating revenues	111,434	69,485	37,418	2,266	2,265
Net income (3)	43,492	28,243	10,719	2,266	2,264

(3)
The net income of SFL Deepwater, SFL West Polaris, SFL Hercules and SFL Linus in the year ended December 31, 2014, includes interest payable to Ship Finance amounting to $6.5 million (2013: $9.6 million; 2012: $13.1 million), $6.5 million (2013: $6.5 million; 2012: $6.5 million), $6.5 million (2013: $3.5 million; 2012: $nil) and $4.9 million (2013: $nil; 2012: $nil), respectively - see Note 23 "Related party transactions".

SFL Deepwater, SFL West Polaris, SFL Hercules and SFL Linus have loan facilities for which Ship Finance provides limited guarantees, as indicated above. These loan facilities contain financial covenants, with which Ship Finance and Seadrill must comply. As at December 31, 2014, Ship Finance and Seadrill were in compliance with all of the covenants under these long-term debt facilities.